Average Annual Total Returns{- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 50%	Fidelity Advisor Asset Manager 50%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 50%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 50%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 50%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 50%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 50%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 50%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 50%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 50%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 50%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 50%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 50%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 50%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 50%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 50%: Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0001 Past 1 year	F0001 Past 5 years	F0001 Past 10 years
Total	11.13%	4.65%	6.44%	9.97%	3.48%	5.28%	7.16%	3.31%	4.82%	13.45%	4.88%	6.43%	16.02%	5.10%	6.27%	18.24%	6.18%	7.36%	18.33%		7.24%	[1]	31.49%	11.70%	13.56%	17.62%	6.38%	7.34%

[1]	(a)Since inception October 2, 2018.